Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risk and Uncertainties
(5)
Risk and Uncertainties

The Plan may invest in common trust funds, mutual funds and Company common stock. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events, which could impact the value of investment securities, such as a pandemic or international conflict. Market values of investments may decline for a number of reasons, including changes in prevailing market and interest rates, increases in defaults and credit rating downgrades. Due to the level of risk associated with certain investment securities, it is probable that changes in the value of investment securities will occur in the near term.

The Plan may invest in securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by subprime mortgage loans. The value, liquidity and related income of those securities are sensitive to changes in economic conditions, including real estate value, delinquencies or defaults, or both, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.